U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: Schwab Investments, 211
Main Street, San Francisco, CA 94105



2
Name of each series or class of securities for which this Form is filed
(if the Form is being filed for allseries and classes of securities of the issuer, check the box but do not list series or classes):
Schwab Global Real Estate Fund




3
Investment Company Act File Number:
811-06200.
Securities Act File Number:
33-37459.



4 (a)
Last day of fiscal year for
which this Form is filed: February 29, 2012.




4 (b)
[  ]  Check box if this Form is
being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year)
(See Instruction A.2).




Note: If the Form is being filed late,
interest must be paid on the registration fee due.




4 (c)
[  ] Check box if this is the
last time the issuer will be filing
this Form.



5
Calculation of
registration fee:





(i)
Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):
$51,294,471




(ii)
Aggregate price of securities redeemed
or repurchased during the fiscal year
:
$42,659,687




(iii)
Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no earlier than
October 11, 1995 that were not previously
used to reduce registration fees payable to
the Commission:
$33,861,777




(iv)
Total available redemption credits
[add Items 5(ii) and 5(iii)]:
$76,521,464




(v)
Net sales - If Item 5(i) is greater than
Item 5(iv) [subtract Item 5(iv) from Item
5(i)]:
$0




(vi)
Redemption credits available for use in
future years - if Item 5(i) is less than Item
5(iv)[subtract Item 5(iv) from Item (5(i)]:

($25,226,993)



(vii)
Multiplier for
determining registration fee
(See instruction C.9):
x  .0001146



(viii)

Registration fee due [multiply Item 5(v)
by Item 5(vii)] enter " 0 "  if no fee is due.
=
$0



6
Prepaid Shares


If the response
to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule
24e-2 as in effect before October 11, 1997, then report the amount of securities
(number of shares or other units)
deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7
Interest due -
if this Form is being filed more than
90 days after the end of the issuer's
fiscal year (See Instruction D):
+
$0



8
Total amount of the registration
fee due plus any interest due [line 5(viii)
plus line 7]:
=  $0



9
Date the
registration fee and any interest
payment was sent to the Commission's
lockbox depository:






Method of Delivery:
N/A






[  ] Wire Transfer
[  ] Mail or other means











SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:
/s/ James D. Pierce

James D. Pierce

Assistant
Treasurer, Schwab Funds

Date: 05/03/12